Equity - Summary of Other Reserves Within Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (5,291,999)	$ (4,880,883)	$ (3,866,564)
Other reserves, Changes	(1,780,918)	(411,116)	(1,014,319)
Other reserves, Ending balance	(7,072,917)	(5,291,999)	(4,880,883)
Foreign currency translation difference
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(2,283,155)	(1,666,109)	(453,995)
Other reserves, Changes	(2,025,141)	(617,046)	(1,212,114)
Other reserves, Ending balance	(4,308,296)	(2,283,155)	(1,666,109)
Cash flow hedges
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(1,334)	(5,094)	(3,472)
Other reserves, Changes	(8,049)	3,760	(1,622)
Other reserves, Ending balance	(9,383)	(1,334)	(5,094)
Financial assets at fair value through other comprehensive income
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(687)	(397)	(175)
Other reserves, Changes	(5)	(290)	(222)
Other reserves, Ending balance	(692)	(687)	(397)
Other miscellaneous reserves
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(3,006,823)	(3,209,283)	(3,408,922)
Other reserves, Changes	252,277	202,460	199,639
Other reserves, Ending balance	$ (2,754,546)	$ (3,006,823)	$ (3,209,283)